Operating Leases (Details) - Schedule of maturity of our operating lease liabilities	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of maturity of our operating lease liabilities [Abstract]
2022	$ 452,469
2023	452,469
2024	452,469
2025	452,469
2026	455,385
Thereafter	4,341,279
Total	6,606,648
Less imputed interest	(1,491,485)
Total operating lease liabilities	$ 5,115,163